CONTINGENT LIABILITIES, GUARANTEES, COMMITMENTS AND CHARGES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) item
CONTINGENT LIABILITIES, GUARANTEES, COMMITMENTS AND CHARGES
Number of bank guarantees issued | item	1
Secured amount of bank guarantee | $	$ 58
Number of long-term deposits pledged | item	2
Long-term deposit pledged by israeli subsidiary | $	$ 255